Retirement Benefits (Schedule of Expected Benefit Payments, Contributions and Expense) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation		$ 11,584.2	$ 12,773.4
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Fair value of plan assets		8,895.6	9,542.5
Components of net periodic (benefit) cost:
Curtailment (gain) loss	$ (28.0)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax [Abstract]
Total other comprehensive income (loss) during period		544.0	(566.8)	$ (508.5)
Defined Benefit Pension Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019		604.1
2020		607.2
2021		616.5
2022		632.1
2023		641.6
2024-2028		3,524.7
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation		10,837.8	11,733.6
Fair value of plan assets		8,895.6	9,517.6
Components of net periodic (benefit) cost:
Service cost		292.7	320.8	268.4
Interest cost		458.5	411.6	419.0
Expected return on plan assets		(842.1)	(773.6)	(748.7)
Amortization of prior service (benefit) cost		4.6	5.6	11.7
Recognized actuarial loss		332.5	286.8	284.6
Curtailment (gain) loss		1.3	93.5	0.0
Special termination benefit		0.0	317.2	0.0
Net periodic (benefit) cost		247.5	661.9	235.0
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax [Abstract]
Actuarial gain (loss) arising during period		182.8	(898.1)	(719.1)
Plan amendments during period		(17.6)	0.0	0.0
Curtailment gain (loss)		45.2	3.2	0.0
Amortization of prior service (benefit) cost included in net income		4.6	5.6	11.7
Amortization of net actuarial loss included in net income		332.5	286.8	284.6
Foreign currency exchange rate changes and other		47.1	(108.8)	72.6
Total other comprehensive income (loss) during period		594.6	(711.3)	(350.2)
Retiree Health Benefit Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019		98.0
2020		99.1
2021		100.7
2022		99.9
2023		98.5
2024-2028		505.3
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation		189.4	225.1
Fair value of plan assets		0.0	0.0
Components of net periodic (benefit) cost:
Service cost		41.5	46.4	39.1
Interest cost		57.3	52.9	53.2
Expected return on plan assets		(177.9)	(160.7)	(150.2)
Amortization of prior service (benefit) cost		(79.5)	(90.0)	(85.8)
Recognized actuarial loss		6.1	18.4	19.1
Curtailment (gain) loss		(29.3)	65.5	0.0
Special termination benefit		0.0	37.5	0.0
Net periodic (benefit) cost		(181.8)	(30.0)	(124.6)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax [Abstract]
Actuarial gain (loss) arising during period		37.5	261.3	(132.2)
Plan amendments during period		14.1	0.0	35.8
Curtailment gain (loss)		(31.8)	(39.7)	0.0
Amortization of prior service (benefit) cost included in net income		(79.5)	(90.0)	(85.8)
Amortization of net actuarial loss included in net income		6.1	18.4	19.1
Foreign currency exchange rate changes and other		(0.1)	(3.3)	2.5
Total other comprehensive income (loss) during period		$ (53.7)	$ 146.7	$ (160.6)